RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Oct. 31, 2022
RELATED PARTY TRANSACTIONS
Summary of related party transactions

Name of related party	October 31, 2022	October 31, 2021
Wei Chen (*)	$1,369	$—
	$1,369	$—

Name of related party	October 31, 2022	October 31, 2021
WDZG Consulting	$9,449	$2,564
Fan Shen (*)	578	—
Xiangchun Ruan (*)	10,955	—
Baohai Xu	105,500	—
Kui Che (*)	48	—
	$126,530	$2,564